S000080108 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Lithium Miners and Producers ETF | iShares Lithium Miners and Producers ETF
Prospectus [Line Items]
Annual Return [Percent]	(45.14%)